Taxation	12 Months Ended
Dec. 31, 2022
Taxation [abstract]
Taxation
37 Taxation
Statement of financial position – Deferred tax
Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
in EUR million 2022	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-71	151	5	-3		81
Financial assets and liabilities at FVPL	746		-3,493	9		-2,739
Depreciation	-7		-5	-2		-13
Cash flow hedges	-126	875		2		752
Pension and post-employment benefits	-49	6	-13	8	-7	-54
Other provisions	19		44	-4		59
Loans and advances	430		177	-3	7	612
Unused tax losses carried forward	199		137	-8		327
Other	-148	-123	26	-6		-251
Total	991	910	-3,122	-5		-1,227
Presented in the statement of financial position as:
– Deferred tax liabilities	-311					-2,652
– Deferred tax assets	1,303					1,425
	991					-1,227
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’, and includes a deferred tax amount for right-of-use assets of EUR 205 million (2021: EUR 220 million and 2020: EUR 306 million) and a deferred tax amount for lease liabilities of EUR 231 million (2021: EUR 252 million and 2020: EUR 326 million).
The changes in Deferred tax on financial assets and liabilities at FVPL in 2022 amounting to EUR-3,493 million (2021: EUR-468 million is mainly driven by the EU IAS39 carve out adjustment, we refer to Note 1.2.2 Reconciliation between IFRS-EU and IFRS-IASB.
The deferred tax on cash flow hedges relate to floating rate lending with interest rate swaps. Due to an increase in the interest rate yield curve in 2022 there was a negative revaluation through other comprehensive income of EUR 875 million (2021 EUR 233 million) and an increase of the deferred tax asset from -126 million in 2021 to EUR 752 million in 2022.

Changes in deferred tax
in EUR million 2021	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-107	29	-1	1	7	-71
Financial assets and liabilities at FVPL	1,201		-468	20	-7	746
Depreciation	-10		5	-2		-7
Cash flow hedges	-360	233		1		-126
Pension and post-employment benefits	36	-54	-23	-8		-49
Other provisions	-5		28	-4		19
Loans and advances	517	-2	-83	-1		430
Unused tax losses carried forward	63		129	7		199
Other	-82	-83	15	1		-148
Total	1,253	123	-399	15	-1	991
Presented in the statement of financial position as:
– deferred tax liabilities	-343					-311
– deferred tax assets	1,596					1,303
	1,253					991

Deferred tax in connection with unused tax losses carried forward
in EUR million	2022	2021
Total unused tax losses carried forward	2,668	2,165
Unused tax losses carried forward not recognised as a deferred tax asset	937	819
Unused tax losses carried forward recognised as a deferred tax asset	1,731	1,345

Average tax rate	21.1%	22.3%
Deferred tax asset	365	300

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2022	2021	2022	2021
Within 1 year			591
More than 1 year but less than 5 years	120	3	587	642
More than 5 years but less than 10 years	9	9	2
More than 10 years but less than 20 years
Unlimited	808	808	550	704
	937	819	1,731	1,345
The above mentioned deferred tax asset of EUR 365 million (2021: EUR 300 million) and the related unused tax losses carried forward exclude the deferred tax liability recognised in the Netherlands with respect to the recapture of tax losses originated in the United Kingdom but previously deducted in the Netherlands for the amount of EUR 37 million (2021: EUR 102 million).
Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2022	2021
Poland	391	265
France	70	66
Philippines		7
China		12
Czech		2
Hong Kong	6	1
United States of America	1	1
Turkey	7
Taiwan	8
	483	354
The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.
In 2022 and 2021 ING Bank Slaski (Poland) incurred a tax loss following the large value changes of the cash flow hedge derivatives which are settled net via a central clearing party. This tax loss can be carried forward for 5 years. Based on a taxable profit forecast, ING considers it probable that the future taxable profits will compensate for this tax loss carry forward position within 2 years. Based on this a deferred tax asset on unused tax losses carried forward (EUR 224 million) is fully recognised during 2021. The remaining deferred tax amount in Poland of EUR 167 million relates to temporary tax differences on loans and advances and financial assets at fair value through profit and loss.
Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.
At 31 December 2021 and 2022, ING Group had no significant temporary differences associated with the parent company’s investments in subsidiaries as any economic benefit from those investments will not be taxable at parent company level.
Statement of profit or loss – Taxation

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current taxation	498	459	355	1,510	1,448	1,016	2,008	1,908	1,371
Deferred taxation	901	269	-72	2,221	129	-230	3,122	399	-301
	1,399	728	283	3,731	1,578	786	5,130	2,306	1,070

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2022	2021	2020
Result before tax from continuing operations	17,358	8,385	3,399
Weighted average statutory tax rate	27.5%	24.7%	25.2%
Weighted average statutory tax amount	4,770	2,074	856

Permanent differences affecting current tax
Participation exemption	-64	-68	-46
Other income not subject to tax	-40	-32	-6
Expenses not deductible for tax purposes	403	201	320
Current tax from previously unrecognised amounts	10	51	17
State and local taxes	68	64	44
Adjustments to prior periods	-29	-12	-85
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	5	9	-47
Deferred tax benefit from previously unrecognised amounts	-3	-18	-6
Write-off/reversal of deferred tax assets	10	37	24
Effective tax amount	5,130	2,306	1,070

Effective tax rate	29.6%	27.5%	31.5%
The weighted average statutory tax rate in 2022 (27.5%) increased compared to that of 2021 (24.7%).
The effective tax rate of 29.6% in 2022 is higher than the weighted average statutory tax rate.This is mainly caused by the impact in 2022 of the following non-deductible items for income tax purposes: hyperinflation accounting loss in Turkey, impairments on TTB and interest expenses in various countries.
The weighted average statutory tax rate in 2021 ( (24.7%) was lower than the rate of 25.2% in 2020.
The effective tax rate of 27.5% in 2021 was significantly higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes like the non-deductible bank tax and a tax charge caused by the recapture of tax losses originated in the United Kingdom but previously deducted in the Netherlands..

The effective tax rate of 31.5% in 2020 was higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes like the non-deductible bank tax and non-deductible losses with respect to goodwill impairments and impairments on associates in the Netherlands and in some other European countries.
Adjustments to prior periods in 2020 relates to a release of a tax provision of EUR 68 million after concluding on a settlement with the Australian tax authorities with respect to an issue related to former insurance activities, which issue was fully indemnified by NN Group.
Equity - Other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2022	2021	2020
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	142	17	-1
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	8	12	10
Changes in cash flow hedge reserve	875	233	-23
Remeasurement of the net defined benefit asset/liability	6	-54	-8
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	19	-8	-1
Exchange rate differences and other	-141	-77	62
Total income tax related to components of other comprehensive income	910	123	40